CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income for the year		$ 54,015	$ 51,596	$ 30,463
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense		15,357	10,551	12,865
Current income tax (note 8.1)		19,327	23,324	14,053
Deferred income tax (note 8.1)		(4,310)	(7,456)	(5,972)
Depreciation of property and equipment (note 14)		14,542	11,230	9,053
Depreciation of right-of-use assets (note 27)		14,584	0	0
Amortization of intangible assets (note 15)		9,713	9,313	7,075
Impairment of intangible assets (note 4.6 and 4.10)		720	306	4,708
Net impairment losses on financial assets (note 4.4)	[1]	228	3,469	1,581
Impairment of investments in associates (note 11.2)		0	800	0
Allowance for claims and lawsuits (note 21)		0	2,070	527
Loss (gain) on remeasurement of contingent consideration (note 28.9.1)		85	(6,700)	(6,735)
Gain on transactions with bonds (note 3.18)		(1,569)	0	0
Net gain on remeasurement of valuation of call and put option over non-controlling interest and on derecognition of the call option (note 28.9.2)		0	(1,156)	(1,726)
Accrued interest		4,151	270	404
Interest received		734	401	0
Net gain arising on financial assets measured at FVPL		(1,285)	(2,763)	(303)
Net gain arising on financial assets measured at FVOCI		(58)	(258)	(240)
Net gain arising on financial assets measured at amortised cost (note 7)		(99)	0	0
Exchange differences		8,291	6,989	2,645
Share of results of investment in associates		224	0	0
Net increase in trade receivables		(38,945)	(36,356)	(25,599)
Net (increase) decrease in other receivables		(8,432)	(10,559)	1,240
Net increase in other assets		(9,967)	0	0
Net increase in trade payables		7,235	2,479	4,341
Net increase in payroll and social security taxes payable		8,766	21,885	7,576
Net increase (decrease) in tax liabilities		2,079	939	(700)
Utilization of provision for contingencies (note 21)		(194)	(222)	(1,320)
Cash provided by operating activities		95,192	80,152	53,936
Income tax paid		(17,055)	(12,955)	(11,383)
Proceeds received from reimbursement of income tax		1,572	0	436
Net cash provided by operating activities		79,709	67,197	42,989
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	[2]	(20,375)	(19,171)	(19,605)
Proceeds from disposals of property and equipment and intangibles		102	149	468
Acquisition of intangible assets	[3]	(11,617)	(9,711)	(8,447)
Acquisition of investment in sovereign bonds (note 3.18)		(6,000)	0	0
Proceeds of investment in sovereign bonds (note 3.18)		7,569	0	0
(Payments) proceeds related to forward and future contracts		(651)	2,382	(579)
Acquisition of investments measured at FVTPL		(143,763)	(99,482)	(137,788)
Proceeds from investments measured at FVTPL		129,910	103,083	140,144
Acquisition of investments measured at FVOCI		(11,684)	(39,435)	(13,824)
Proceeds from investments measured at FVOCI		15,618	35,340	13,176
Acquisition of investments measured at amortised cost		0	(527)	0
Guarantee payments		(1,038)	(345)	0
Payments to acquire investments in associates		0	(3,250)	(469)
Acquisition of investment in convertible notes (note 3.12.9.2 to 3.12.9.4)		(3,350)	0	0
Acquisition of business, net of cash (note 25)	[4]	(97,298)	(4,137)	(19,149)
Payments of earn-outs related to acquisition of business		(8,981)	(11,013)	(11,461)
Net cash used in investing activities		(151,558)	(46,117)	(57,534)
Cash flows from financing activities
Proceeds from the issuance of shares under the share-based compensation plan (note 29.1)		15,822	7,040	5,296
Proceeds from subscription agreements (note 29.1)		7,770	3,217	5,695
Proceeds from borrowings (note 19)		90,523	0	22,000
Repayment of borrowings (note 19)		(40,806)	(6,004)	(16,198)
Payments of principal portion of lease liabilities (note 27)		(15,358)	0	0
Convertible notes (note 3.12.9.1)		0	0	(100)
Cash provided by financing activities		57,951	4,253	16,693
Payments of lease liabilities interest (note 27)		(475)	0	0
Interest paid (note 19)		(764)	(159)	(95)
Net cash provided by financing activities		56,712	4,094	16,598
Effect of exchange rate changes on cash and cash equivalents		252	(93)	(60)
(Decrease) increase in cash and cash equivalents		(14,885)	25,081	1,993
Cash and cash equivalents at beginning of the year		77,606	52,525	50,532
Cash and cash equivalents at end of the year		62,721	77,606	52,525
Supplemental information
Cash paid		103,978	4,328	21,300
Less: cash and cash equivalents acquired		(6,678)	(191)	(2,151)
Total consideration paid net of cash and cash equivalents acquired		$ 97,300	$ 4,137	$ 19,149

[1]	Includes a loss of 275 and 3,421 and a gain of 5 on impairment of trade receivables for 2019, 2018 and 2017, respectively (see note 12). Includes a recovery of impairment of tax credits of 47 for 2019, an impairment loss of tax credits of 48 and 1,586 for 2018 and 2017, respectively (see note 4.4).
[2]	In 2019, 2018 and 2017, there were 2,179, 4,316 and 1,264 of acquisition of property and equipment financed with trade payables, respectively. In 2019, 2018 and 2017, the Company paid 4,316, 1,264 and 478 related to property and equipment acquired in 2018, 2017 and 2016, respectively. In 2019, 2018 and 2017 there were 1,862, 3,301 and 2,861 of advances paid. Finally, 2019 excludes 30,661 of advances reclassified from other receivables which was a non-cash transaction.
[3]	In 2018 and 2017 there were 217 and 344 of acquisition of intangibles financed with trade payables, respectively. In 2019, 2018 and 2017, the Company paid 217, 344 and 7 related to intangibles acquired in 2018, 2017 and 2016, respectively.
[4]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25):Supplemental information Cash paid 103,978 4,328 21,300Less: cash and cash equivalents acquired (6,678) (191) (2,151)Total consideration paid net of cash and cash equivalents acquired 97,300 4,137 19,149